Organization and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
The Company did not have any activity in its allowance for doubtful accounts for the year ended December 31, 2012. The following is a summary of the Company’s allowance for doubtful accounts activity for the year ended December 31, 2011:

Allowance for doubtful accounts, beginning of year	$9
Bad debt expense	1
Write-offs	(10)
Allowance for doubtful accounts, end of year	$—